Unaudited Quarterly Financial Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 173.8	$ 167.3	$ 229.4	$ 152.7	$ 120.0	$ 125.3	$ 153.1	$ 79.6	$ 723.2	$ 478.0	$ 310.2
Operating Income (Loss)	96.9	95.1	165.4	90.4	60.8	76.4	108.1	34.8	447.8	280.1	174.4
Income (Loss) from Continuing Operations					0.0	0.0	0.0	0.0
Income (Loss) from Discontinued Operations, Net of Tax					0.0	0.0	0.0	0.0
Net Income (Loss)	$ 61.8	$ 59.9	$ 107.4	$ 57.0	$ 39.7	$ 52.4	$ 74.8	$ 25.8	$ 286.1	$ 192.7	$ 132.9